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  METROPOLITAN LIFE SEPARATE ACCOUNT E PREFERENCE PREMIER(R) VARIABLE ANNUITY
   CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED BETWEEN
                    DECEMBER 12, 2008 AND OCTOBER 7, 2011)

          SUPPLEMENT DATED DECEMBER 7, 2011 TO THE SUPPLEMENT DATED SEPTEMBER 19, 2011 TO THE PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This Supplement updates the supplement dated September 19, 2011 (the "Original Supplement") to the Prospectus dated May 1, 2011 (the "Prospectus") for the Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). The Original Supplement described the subsequent purchase payment restrictions for Contracts with the optional GMIB Max and EDB Max benefits. These changes are effective for contracts issued based on applications and necessary information that we received in good order at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011 and on or before October 7, 2011.

Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

I. GMIB MAX - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we received your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011 and on or before October 7, 2011, and you elected the Guaranteed Minimum Income Benefit Max ("GMIB Max") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code we accepted, and which was received by your Administrative Office, in good order, before the close of the New York Stock Exchange on February 24, 2012. Please see "Investment Allocation Restrictions for Certain Benefits - Potential Restrictions on Subsequent Purchase Payments" and "Living Benefits - Guaranteed Income Benefits - Potential Restrictions on Subsequent Purchase Payments for GMIB Max" in the Prospectus.

II. EDB MAX - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we received your application and necessary information, in good order, at your Administrative Office after the close of the New York Stock Exchange on September 30, 2011 and on or before October 7, 2011, and you elected the Enhanced Death Benefit Max ("EDB Max") optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code we accepted, and which was received by your Administrative Office, in good order, before the close of the New York Stock Exchange on February 24, 2012. Please see "Investment Allocation Restrictions for Certain Benefits - Potential Restrictions on Subsequent Purchase Payments" and "Optional Death Benefits - The Enhanced Death Benefit Max ("EDB Max") and Enhanced Death Benefit II ("EDB II") - Potential Restrictions on Subsequent Purchase Payments for EDB Max" in the Prospectus.

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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at
(800) 435-4117 to request a free copy.

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